   FUND PROFILE
 July 1, 1999

T. Rowe Price Tax-Free Funds

Tax-Exempt Money Fund

Tax-Free Short-Intermediate Fund

Tax-Free Intermediate Bond Fund

Tax-Free Income Fund

Tax-Free High Yield Fund

 A family of municipal bond and money funds seeking income that is exempt from federal income taxes.

 This profile summarizes key information about each fund that is included in each fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about each fund at no cost by calling 1-XXX-XXX-XXXX, or by visiting our Web site at www.troweprice.com.

 Differences Among Funds
                                                                     Expected
                                                                     share price   Expected average
  Fund                Credit-quality categories    Income            fluctuation   maturity


  Money               Two highest                  Low               Stable        90 days or less

                      --------------------------------------------------------------------------------
  Short-Intermediate  Predominately four highest   Low to moderate   Low to        2 to 5 years
                                                                     moderate
                      --------------------------------------------------------------------------------
  Intermediate        Two highest                  Moderate          Moderate      5 to 10 years

                      --------------------------------------------------------------------------------
  Income              Predominately four highest   Moderate          Higher        Over 15 years

                      --------------------------------------------------------------------------------
  High Yield          Generally upper-medium to    High              Higher        Over 15 years
                      low quality
 ----------------------------------------------------------------------------------------------------------

(LOGO)

 1. What is each fund's objective?

   The Tax-Exempt Money Fund seeks to provide preservation of capital, liquidity, and consistent with these objectives, the highest current income exempt from federal income taxes.

   The Tax-Free Short-Intermediate Fund seeks to provide, consistent with modest price fluctuation, a high level of income exempt from federal income taxes by investing primarily in short- and intermediate-term investment-grade municipal securities.

   The Tax-Free Intermediate Bond Fund seeks to provide a high level of income exempt from federal income taxes consistent with moderate price fluctuation by investing primarily in municipal securities.

   The Tax-Free Income Fund seeks to provide a high level of income exempt from federal income taxes by investing primarily in long-term investment-grade municipal securities.

   The Tax-Free High Yield Fund seeks to provide a high level of income exempt from federal income taxes by investing primarily in long-term low- to upper-medium-grade municipal securities.


 2. What is each fund's principal investment strategy?

   The Tax-Exempt Money Fund invests in municipal securities that mature in 397 days or less. The fund's weighted average maturity will not exceed 90 days. While the fund's yield will fluctuate with changes in interest rates, its share price is managed to remain stable at $1.00. The fund buys securities within the two highest money market categories as rated by established agencies or, if unrated, by T. Rowe Price. All securities in the fund present minimal credit risks, in T. Rowe Price's opinion.

   The Tax-Free Short-Intermediate Fund invests primarily in short- and intermediate-term municipal securities. Its weighted average maturity normally ranges from two to five years and is not expected to exceed five years. The fund generally buys investment-grade securities, which means their ratings are within the four highest credit categories (AAA, AA, A, BBB) as determined by a national rating organization or, unrated, by T. Rowe Price. The fund may invest up to 5% of assets in below-investment-grade securities with ratings of BB (or the T. Rowe Price equivalent).

   The Tax-Free Intermediate Bond Fund invests at least 95% of assets in municipals rated AAA or AA by at least one rating agency or, if unrated, by
   T. Rowe Price. Up to 5% of assets may be rated A at the time of purchase. The fund's weighted average maturity is expected to range between five and 10 years.

   The Tax-Free Income Fund invests primarily in long-term investment-grade municipal securities, and its weighted average maturity is expected to exceed 15 years. The fund may invest up to 5% of assets in below-investment-grade securities, including those with the lowest rating or, if unrated, believed by T. Rowe Price to be noninvestment grade. The fund is also managed to seek capital appreciation and cushion losses from interest rate movements.

   The Tax-Free High Yield Fund invests a substantial portion of assets in below-investment-grade municipal or "junk" bonds and may buy bonds in default as long as they do not exceed 10% of assets. The fund's weighted average maturity is expected to exceed 15 years.

   In selecting securities for the money fund, fund managers may examine relationships among yields on various types and maturities of money market securities in the context of their outlook for interest rates. Similarly, investment decisions for the bond funds reflect the managers outlook for interest rates and the economy as well as the prices and yields of various securities. For example, if we expect rates to fall, we may buy longer-term securities within each fund's maturity range to provide higher yield (and, in the case of the bond funds, greater appreciation potential). Conversely, shorter maturities may be favored if rates are expected to rise. In addition, if our economic outlook is positive, we may take advantage of the bond fund's "basket" for noninvestment-grade bonds. The funds may sell holdings for a variety of reasons, such as to adjust the portfolio's average maturity or quality or to shift assets into higher-yielding securities.

   Further information about each fund's investments, including a review of market conditions and fund strategies and their impact on performance, is available in the annual and semiannual shareholder reports. To obtain free copies of any of these documents, call 1-XXX-XXX-XXXX.


 3. What are the main risks of investing in the funds?

   Any of the following could cause a decline in a fund's price or income:

  . Interest rate This risk refers to the decline in bond prices that accompanies a rise in the overall level of interest rates. (Bond prices and interest rates move in opposite directions.) Generally, the longer the maturity of a fund or security, the greater its interest rate risk. This risk is minimal for the money fund.

  . Credit risk This is the chance that any of a fund's holdings will have its credit rating downgraded or will default (fail to make scheduled interest or principal payments), potentially reducing the fund's income level and share price. This risk is reduced for the money fund because of the high-rated securities in its portfolio. Credit risk is reduced for the money fund because of the high-rated securities in its portfolio. On the other hand, the Tax-Free High Yield Fund is most exposed to this risk because of its high component of noninvestment-grade bonds, which carry a greater risk of default. Lower-quality municipals are vul-nerable to real or perceived changes in the business climate and can be less liquid and more volatile.

   While generally considered to be of medium quality, securities in the BBB category are more susceptible to adverse economic or investing conditions, and some BBB securities have speculative characteristics. The funds may retain a security whose credit quality is downgraded after purchase.

  . Political risk The chance that a significant restructuring of federal income tax rates, or even serious discussion on the topic in Congress, could cause municipal bond prices to fall. The demand for municipal securities is strongly influenced by the value of tax-exempt income to investors. Broadly lower income tax rates could reduce the advantage of owning municipals.

  . Other risks Each fund may invest in certain sectors with special risks, such as health care, which could be affected by federal or state legislation, electric utilities subject to governmental regulation, and private activity bonds without governmental backing.

  . Derivatives risk (bond fund only) To the extent the fund uses these instruments, it may be exposed to additional volatility and potential losses.

  . Year 2000 risk Organizations, governmental entities, and markets in which the funds invest will be affected by the Year 2000 problem. While at this time the funds cannot predict the degree of impact, it is possible that fund returns could be adversely affected as a result.

  . Risks of the money fund An investment in the money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The fund has maintained a constant share price since its inception, and fund managers will make every effort to continue to meet this objective.

   As with any mutual fund, there can be no guarantee the funds will achieve their objectives.

  . The yield of each fund will fluctuate with changes in market conditions and interest rate levels. The bond funds' share prices will fluctuate as interest rates change, so when you sell your shares, you may lose money. An investment in each fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


 4. How can I tell which fund is most appropriate for me?

   Consider your investment goals, your time horizon for achieving them, and your tolerance for risk. The funds can be used to generate income or to diversify a stock portfolio. The higher your tax bracket, the more likely tax-exempt securities are appropriate. If you are investing for maximum tax-free income and can accept sharp price declines in an effort to achieve income exempt from federal income taxes and capital appreciation, the High Yield Fund could be an appropriate part of your overall investment strategy. If you are looking for high income with less volatility and risk, the Income Fund may be more appropriate. If you seek moderate income with still less volatility, the Intermediate Fund could be the proper choice. If you are seeking more income than a money fund offers with low volatility, the Short-Intermediate Fund would be a possibility. Finally, if you are investing for principal stability and liquidity, you should consider the money market fund.

   The funds are inappropriate for tax-deferred accounts, such as IRAs.

  . The fund or funds you select should not represent your complete investment program or be used for short-term trading purposes.


 5. How has each fund performed in the past?

   The bar charts and the average annual total return table indicate risk by illustrating how much returns can differ from one year to the next. Each fund's past performance is no guarantee of its future returns.

 INPUT BAR CHARTS HERE
                                               Calendar Year Total Returns
         Fund            1989    1990   1991    1992   1993    1994    1995    1996   1997    1998
 --------------------------------------------------------------------------------------------------------
  Tax-Exempt
  Money                  5.93%  5.38%   3.89%  2.53%   2.01%   2.46%   3.40%  3.05%   3.24%  3.08%
  Tax-Free
  Short-Intermediate     6.89   6.04    7.88   6.02    6.32    0.33    8.11   4.01    5.30   4.97
  Tax-Free
  Intermediate
  Bond                     --     --      --     --   12.66   -2.62   13.00   4.15    7.24   5.72
  Tax-Free Income        9.19   5.85   12.18   9.38   12.77   -5.47   17.69   3.27    9.33   5.98
  Tax-Free High         10.51   7.11   11.74   9.56   12.97   -4.39   16.60   4.98   10.17   5.55
  Yield
 --------------------------------------------------------------------------------------------------------




   The funds can also experience short-term performance swings. The Tax-Exempt Money Fund's best calender quarter return during the years depicted in the chart was 1.58% in the second quarter of 1989, and the worst was -0.45% in the first quarter of 1993. The Tax-Free Short-Intermediate Fund's best calender quarter return during the years depicted in the chart was 2.67% in the first quarter of 1995, and the worst was -1.25% in the first quarter of 1994. The Tax-Free Intermediate Bond Fund's best calender quarter return during the years depicted in the chart was 5.01% in the first quarter of 1995, and the worst was

   -3.97% in the first quarter of 1994. The Tax-Free Income Fund's best calender quarter return during the years depicted in the chart was 6.85% in the first quarter of 1995, and the worst was -5.07% in the first quarter of 1994. The Tax-Free High Yield Fund's best calender quarter return during the years depicted in the chart was 6.15% in the first quarter of 1995, and the worst was -4.28% in the first quarter of 1994.

 Average Annual Total Returns
                             Periods ended December 31, 1998
                                                               Inception
                             1 year  5 years  Since inception    date

                                                                          -----
  Tax-Exempt Money Fund      3.08%    3.05%        4.39%       04/08/80
  Lipper Tax-Exempt Money
  Market Funds               2.92     2.93         4.33
  Lipper Tax-Exempt Money    3.04     3.06         --
  Market Funds Index
                             ---------------------------------------------
  Tax-Free
  Short-Intermediate Fund    4.97     4.51         5.57        12/23/83
  Lipper Short Intermediate
  Municipal Debt Funds
  Average                    4.55     4.22         5.80
  Lipper Short Intermediate
  Municipal Debt Funds
  Index                      4.89     4.30         --
  Lehman 3 Year GO           5.17     4.93         6.20
  Municipal Bond Index
                             ---------------------------------------------
  Tax-Free Intermediate
  Bond Fund                  5.72     5.38         6.71        11/30/92
  Lipper Intermediate
  Municipal Debt Funds
  Average                    5.40     5.22         6.25
  Lipper Intermediate
  Municipal Debt Funds
  Index                      5.62     5.13         5.99
  Lehman 7 Year Municipal    6.22     5.78         6.56
  Bond Index
                             ---------------------------------------------
  Tax-Free Income Fund       5.98     5.89         7.85        10/26/76
  Lipper General Municipal
  Bond Funds Average         5.32     5.44         7.68
  Lipper General Municipal
  Bond Index                 5.64     5.70         7.75
  Lehman Municipal Bond      6.48     6.23         8.22
  Index
                             ---------------------------------------------
  Tax-Free High Yield Fund   5.55     6.36         9.30        03/01/85
  Lipper High Yield
  Municipal Debt Funds
  Average                    5.25     5.98         8.79
  Lehman Brothers Municipal
  Bond Revenue Index         6.33     6.39         9.90
  Lipper High Yield
  Municipal Debt Funds       5.56     5.93         --
  Index
 -------------------------------------------------------------------------


 These figures include changes in principal value, reinvested dividends, and capital gain distributions, if any.

 6. What fees or expenses will I pay?

   The funds are 100% no load. There are no fees or charges to buy or sell fund shares, reinvest dividends, or exchange into other T. Rowe Price funds. There are no 12b-1 fees.

 Fees and Expenses of the Funds
                                        Annual fund operating expenses
                                 (expenses that are deducted from fund assets)
                                Management       Other       Total annual fund
  Fund                              fee        expenses     operating expenses
 ---------------------------------------------------------------------------------
  Tax-Exempt Money                 0.42%         0.10%             0.52%
                               ---------------------------------------------------
  Tax-Free Short-Intermediate      0.42          0.11              0.53
                               ---------------------------------------------------
  Tax-Free Intermediate            0.38          0.27              0.65
  Bond/a/
                               ---------------------------------------------------
  Tax-Free Income                  0.47          0.08              0.55
                               ---------------------------------------------------
  Tax-Free High Yield              0.62          0.09              0.71
 --------------------------------------------------------------------------------------


 /a/
   To limit the Intermediate Bond Fund's expenses, T. Rowe Price contractually obligated itself to waive its fees and bear any expenses from March 1, 1996, through February 28, 1998, which would have caused the fund's ratio of expenses to average net assets to exceed 0.65%. Fees waived or expenses paid or assumed under this agreement are subject to reimbursement to T. Rowe Price by the fund whenever the fund's expense ratio is below 0.65%. However, no reimbursement will be made after February 29, 2000, or if it would result in the expense ratio exceeding 0.65%. Any amounts reimbursed will have the effect of increasing fees otherwise paid by the fund.



   Example. The following table gives you a rough idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in these funds with that of other funds. Although your actual costs may be higher or lower, the table below shows the expenses you would pay if operating expenses remain the same, the expense limitations currently in place is not renewed (if applicable), you invest $10,000, you earn a 5% annual return, and you hold the investment for the following periods:

     Fund                         1 year  3 years  5 years  10 years
    -----------------------------------------------------------------------

     Tax-Exempt Money              $53     $167     $291      $653
                                  ------------------------------------
     Tax-Free Short-Intermediate    54      170      296       665
                                  ------------------------------------
     Tax-Free Intermediate Bond     66      208      362       810
                                  ------------------------------------
     Tax-Free Income                56      176      307       689
                                  ------------------------------------
     Tax-Free High Yield            73      227      395       883
    -----------------------------------------------------------------------



 7. Who manages the funds?

   Each fund is managed by T. Rowe Price Associates, Inc. (T. Rowe Price). Founded in 1937, T. Rowe Price and its affiliates manage investments for individual and institutional accounts. The company offers a comprehensive array of stock, bond, and money market funds directly to the investing public.

   Patrice L. Berchtenbreiter Ely manages the Tax-Exempt Money Fund day-to-day and has been chairman of its Investment Advisory Committee since 1992. She joined T. Rowe Price in 1972 and has been managing investments since 1987.

   Charles B. Hill manages the Tax-Free Short-Intermediate Fund day-to-day and has been chairman of the Investment Advisory Committee since 1997. He joined
   T. Rowe Price in 1991 and has been managing investments since 1986.

   Charles B. Hill manages the Tax-Free Intermediate Bond Fund day-to-day and has been chairman of the Investment Advisory Committee since 1997. He joined
   T. Rowe Price in 1991 and has been managing investments since 1986.

   Mary J. Miller manages the Tax-Free Income Fund day-to-day and has been chairman of its Investment Advisory Committee since 1997. She joined T. Rowe Price in 1983 and has been managing investments since 1987.

   William F. Snider manages the Tax-Free High Yield Fund day-to-day and was appointed chairman of its Investment Advisory Committee in 1999. He joined T. Rowe Price in 1991 and has been managing investments since 1993. Patricia S. Deford is co-manager of the fund. She joined T. Rowe Price in 1990. Until June 1998 she was the director of municipal credit research. Since that time, she has been responsible for municipal high-yield credit research.


 8. How can I purchase shares?

   Fill out and return a New Account Form in the postpaid envelope, along with your check. The minimum initial purchase is $2,500 or $50 if investing through Automatic Asset Builder. The minimum subsequent investment is $100. You can also open an account by bank wire, by exchanging from another T. Rowe Price fund, or by transferring assets from another financial institution.


 9. How can I sell shares?

   You may redeem or sell any portion of your account on any business day. Simply write to us or call. You can also access your account at any time via Tele*Access /(R)/ or our Web site. We offer convenient exchange among our entire family of domestic and international funds. Restrictions may apply in special circumstances, and some redemption requests need a signature guarantee. A $5 fee is charged for wire redemptions under $5,000.


 10. When will I receive income and capital gain distributions?

   Each fund distributes income daily and capital gains, if any, at year-end. Although most income will not be subject to federal income tax, short-term gains are taxable at ordinary income rates and long-term gains are taxable at the current capital gains rate. Income from certain "private activity" bonds may be taxable for those investors subject to the alternative minimum tax
   (AMT). Distri-
   butions are reinvested automatically in additional shares unless you choose another option, such as receiving a check.


 11. What services are available?

   A wide range, including but not limited to:

  . retirement plans for individuals and large and small businesses;

  . automated information and transaction services by telephone or computer;

  . electronic transfers between fund and bank accounts;

  . automatic investing and automatic exchange;

  . brokerage services; and

  . asset manager accounts.

To Open a Mutual Fund, Asset Manager, or Brokerage Account
 Investor Services
 1-XXX-XXX-XXXX

For Information on Existing Accounts
 Shareholder Services
 1-800-225-5132

For Yields and Prices and Account Transactions
 Tele*Access/(R)/
 1-800-638-2587 24 hours, 7 days

For Fund Information and Account Transactions on the Internet www.troweprice.com

Investor Centers
 101 East Lombard St. Baltimore, MD 21202

 T. Rowe Price Financial Center 10090 Red Run Blvd. Owings Mills, MD 21117

 Farragut Square 900 17th Street, N.W. Washington, D.C. 20006

 Warner Center, Plaza 5
 21800 Oxnard Street
 Suite 270
 Woodland Hills, CA 91367

 4200 West Cypress St. 10th Floor Tampa, FL 33607

 4410 ArrowsWest Drive
 Colorado Springs, CO 80907

Headquarters
 100 East Pratt St. Baltimore, MD 21202

NEW ACCOUNT FORM                                   (LOGO)
You may purchase shares of a T. Rowe Price fund after reviewing the information in the profile or after requesting and reviewing the fund's prospectus (and other information).

Please note: an IRA will not be established using this form.
If you want to open an IRA, call 1-800-638-5660 to request an IRA New Account Form.
Mail this form to: T. Rowe Price
P.O. Box 17300, Baltimore, MD 21298-9353

For help with this form, call toll free 1-800-638-5660.

Please do not remove the mailing label from this form.

1 PROVIDE YOUR TAX IDENTIFICATION NUMBER
Owner's or Minor's Social Security or Tax ID Number
(Use Minor's Social Security Number for Custodial Account)
_ _ _ _ _ _ _ _ _

Joint Owner's or Custodian's Social Security or Tax ID Number
_ _ _ _ _ _ _ _ _

2 DESIGNATE TYPE OF ACCOUNT AND OWNER NAME(S)
Please print in CAPITAL LETTERS. Choose one:
__   Individual or Joint Account.*
     *Joint tenancy with right of survivorship unless you instruct otherwise. Owner's Name (First, Middle Initial, Last)
    ________________________________
       Title: Mr. Ms. Mrs. Dr.

     Joint Owner's Name (First, Middle Initial, Last)
        ________________________________
        Title: Mr. Ms. Mrs. Dr.

__   Custodial Account.
       Uniform Gift or Transfer to Minors Act (UGMA or UTMA)
       Custodian's Name (First, Middle Initial, Last)
      ________________________________

       Minor's Name (First, Middle Initial, Last)
      ________________________________

       State of Residence (Minor's or Custodian's)
      ________________________________

__    Trust, Corporation, Business, or Other Entity Account.*
       *Please attach the first and last pages of the trust agreement or a copy of
        the corporate resolution.
        Name of Trust, Corporation, or Other Entity
        _________________________________________________________

        Trustee Names or Type of Entity
         ________________________________________________________

        Name of Trust Beneficiary (Optional)        Date of Trust Agreement
     ________________                              __-__-__
                      month   day    year

__   Check this box if your organization is incorporated or tax-exempt under
        Section 501(a) of the Internal Revenue Code, a qualified retirement plan under Section 401(a), or a custodial account under Section 403(b)(7),
and
        you DO NOT want us to file information returns on your behalf.

3 PROVIDE YOUR ADDRESS
Street Address or P.O. Box
__________________________________________________
__________________________________________________

City                 State
____________________                          __

ZIP Code
_ _ _ _ _ - _ _ _ _

4 PROVIDE OTHER ACCOUNT DATA
Daytime Phone                               Ext.
_ _ _   _ _ _ - _ _ _ _                            _ _ _ _

Evening Phone                               Ext.
_ _ _   _ _ _ - _ _ _ _                            _ _ _ _

Date of Birth (Owner/Minor)

Date of Birth (Joint Owner/Custodian)
_ _ - _ _ - _ _                   _ _ - _ _ - _ _
month day year                     month day year

__ U.S. Citizen             __     Resident Alien
__ Nonresident Alien. My permanent foreign address for tax purposes is:
_____________________________________
_____________________________________
Owner's Occupation / Employer Name (Optional)
_____________________________________
Employer Address (Optional)
__________________________________________________________________________

5 SELECT YOUR FUND(S)
Please print the fund name(s) exactly as listed inside the Investment Kit you received with this form. Fill in the amount of your investment for each fund. The minimum initial investment is $2,500 per fund ($1,000 for UGMAs/UTMAs) but is waived if you use Automatic Asset Builder (see Sections 6 and 7E).

Fund Name                                 Amount
__________________________________                $________

Fund Name                                 Amount
__________________________________                $________

Fund Name                                 Amount
__________________________________                $________

Fund Name                                 Amount
__________________________________                $________

     Total Investment$________


6 CHOOSE YOUR INVESTMENT METHOD

A.    __ By check.
       Make payable to T. Rowe Price Funds. (Otherwise it may be returned.)

B.    __ By Automatic Asset Builder.
       See Section 7E for instructions.

C.    __ By wire.
        Please call 1-800-225-5132 for the following information and wiring instructions:

     Account Number
     _ _ _ _ _ _ _ _ _ _ - _

     Date of Wire
     _ _ - _ _ - _ _
     month      day        year

 (over, please)
7 SELECT YOUR ACCOUNT SERVICE OPTIONS

A.   TO RECEIVE YOUR DISTRIBUTIONS
Your dividends and capital gains will be reinvested unless you indicate
                                                    ------
otherwise.

        __ Pay dividends and capital gains to me by check.
        __ Transfer dividends and capital gains to my bank account.
             (Please complete Section 7C if you elect this option.)
        __ Pay dividends to me by check and reinvest capital gains.

B.   TO EXCHANGE AND REDEEM FUND SHARES
You can use the telephone or your personal computer to check your account balance, redeem shares, or make exchanges among any identically registered accounts unless you check the boxes below.
         ------

     __ I do NOT want telephone/computer exchange.
     __ I do NOT want telephone/computer redemption.

C. TO MAKE TRANSFERS BETWEEN YOUR BANK AND T. ROWE PRICE
This service makes purchasing or redeeming fund shares even more convenient. Simply call a T. Rowe Price representative or Tele*Access (R) and your transaction will be processed by electronically moving money between your bank account and your mutual fund accounts.

Transfers occur only when you initiate them ($100 minimum) and are made through the Automated Clearing House (ACH) network or by wire.* This service becomes available approximately 20 days after your application is processed. Since you initiate transfers by phone or computer, be sure that you did not decline the phone/computer redemption service above.

     __ Check this box to set up this service. YOU MUST ALSO ATTACH A BLANK, VOIDED CHECK (other than your investment check) from your bank account to this form.

     Any co-owner of your bank account who is not a co-owner of
                                              ---
     your mutual fund account must sign below.

X___________________________________________
Bank Account Co-owner's Signature

*There is a $5 fee for wire redemptions under $5,000 but no fee for ACH transactions.

            ATTACH VOIDED CHECK HERE
D. TO SET UP CHECKWRITING
You can write checks for $500 or more on all T. Rowe Price money market and bond fund accounts (except the High Yield and Emerging Markets Bond funds). Those authorized to write checks should read the checking agreement and sign below.

By signing this form, I agree to all of State Street Bank's checking account rules, and to any conditions and limitations on redeeming checks from the
T. Rowe Price Funds. I also agree that:

(1) This form applies to any other identically registered T. Rowe Price fund checking account I establish later;

(2) If I am subject to IRS backup withholding, I may write checks only on money fund accounts;

(3) State Street Bank and the Fund reserve the right to change, revoke, or close any checking account;

(4) The signatures are authentic, and, for organizations, I have submitted an original or certified resolution authorizing the individuals with legal capacity to sign and act on behalf of the organization.

(Do not detach this section from the rest of the form.)

_____________________________________________________
Fund Name                               Fund Name
_____________________________________________________
Print Name of Owner, Custodian, or Trustee

X___________________________________________________
Signature                                   Date
_____________________________________________________
Print Name of Joint Owner, Co-trustee, Corporate Officer, etc.

X___________________________________________________
Signature                                   Date

How many signatures do you require on checks?
__ Only one owner                 __   All owners


                                  G00-008 6/30/98

E. TO SET UP AUTOMATIC ASSET BUILDER
This service allows you to automatically invest in your fund account through your bank account and/or payroll deduction each month (minimum $50 per fund).

___ Check this box to invest from your bank account.
       Be sure to complete Section 7C and fill in the information below.

Fund Name
__________________________________________________________________________

Amount                Day of Month You Would Like to Invest
__________________________________                ____

Fund Name
__________________________________________________________________________

Amount                Day of Month You Would Like to Invest
_____________________                        ___

Fund Name
__________________________________________________________________________

Amount                Day of Month You Would Like to Invest
_____________________                        ___

Fund Name
__________________________________________________________________________

Amount                Day of Month You Would Like to Invest
_____________________                        ___

____ Check this box to invest through payroll deduction.
         T. Rowe Price will mail you instructions for this service.

8 SIGN YOUR NEW ACCOUNT FORM
By signing this form, I certify that:

- I agree to be bound by the terms of the prospectus for each fund in which I am investing. If I am purchasing shares after reviewing a fund profile, I understand that I will receive the prospectus after I purchase shares in the fund. I have the authority and legal capacity to purchase mutual fund shares, am of legal age in my state, and believe each investment is suitable for me.

- I authorize T. Rowe Price, the Funds, their affiliates and agents to act on any instructions believed to be genuine for any service authorized on this form, including telephone/computer services. The Funds use reasonable procedures (including shareholder identity verification) to confirm that instructions given by telephone/computer are genuine, and the Funds are not liable for acting on these instructions. (If these procedures are not followed, it is the opinion of certain regulatory agencies that the Funds may be liable for any loss that may result from acting on instructions given.) I understand that anyone who can properly identify my account(s) can make phone/computer transactions on my behalf.

- The Funds can redeem shares from my account(s) to reimburse a fund for any loss due to nonpayment or other indebtedness.

- By selecting the electronic transfer service in Section 7C, I hereby authorize
T. Rowe Price to initiate credit and debit entries to my (our) account at the Financial Institution indicated and for the Financial Institution to credit or debit the same to such account through the Automated Clearing House
(ACH) system, subject to the rules of the Financial Institution, ACH, and the Fund. T. Rowe Price may correct any transaction error with a debit or credit to my Financial Institution account and/or Fund account. THIS AUTHORIZATION, including any credit or debit entries initiated thereunder, is in full force and effect until I notify T. Rowe Price of its revocation by telephone or in writing and T. Rowe Price has had sufficient time to act on it.

- Under penalties of perjury, the tax identification number(s) shown on this form is correct. If I fail to give the correct number or fail to sign this form, T. Rowe Price may reject, restrict, or redeem my investment. I may also be subject to IRS backup withholding (currently 31%) on all distributions and redemptions, and I may be subject to a $50 IRS penalty.

- Under penalties of perjury, I am NOT subject to IRS backup withholding because 1) I have not been notified, or 2) notification has been revoked (cross out "NOT" if you are currently subject to withholding), or 3) I have indicated in Section 4 that I am a nonresident alien and certify that for dividends I am not a U.S. citizen or resident (or I am filing for a foreign corporation, partnership, estate, or trust).

- For clarification on any of these certification issues, please contact us for assistance.

- The IRS does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.


PLEASE SIGN HERE

X__________________________________________________
Signature of Owner, Custodian, or Trustee         Date

X__________________________________________________
Signature of Joint Owner, Co-trustee, Corporate Officer, etc.   Date

Thank you for your investment. You will receive a confirmation shortly.
8
                     0142